Interests in associates and joint ventures - Interest joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Orange Concessions
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	50.00%
Ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	€ 1,057	€ 1,049
Swiatlowod Inwestycje
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	50.00%
Ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	€ 306	298
Mauritius Telecom [member]
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	34.00%
Ownership interest in joint venture	40.00%
Investments in joint ventures accounted for using equity method	€ 72	65	€ 70
Other joint venture [member]
Disclosure of joint ventures [line items]
Investments in joint ventures accounted for using equity method	€ 17	€ 10	€ 10